COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands	Sep. 30, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Accrual for unrecognized tax benefits and interest	¥ 98,457
Accrued liability for legal contingencies	¥ 0